Real Estate Properties (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended					1 Months Ended								1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012 item squarefoot	Nov. 30, 2012 Subsequent event item squarefoot	Jun. 30, 2012 Provo, UT squarefoot item		Jun. 30, 2012 Englewood, CO squarefoot item	Sep. 30, 2012 Chelmsford, MA item squarefoot	Sep. 30, 2012 Carlsbad, CA squarefoot item	Jul. 31, 2012 Topeka, KS item squarefoot	Jul. 31, 2012 Windsor, CT item squarefoot	Aug. 31, 2012 Huntsville, AL item squarefoot	Nov. 30, 2012 Sunnyvale, CA Subsequent event item squarefoot	Nov. 30, 2012 Oahu, HI Subsequent event squarefoot item	Nov. 30, 2012 Sterling, VA Subsequent event squarefoot item	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH	Mar. 31, 2011 CWH
Real Estate Properties
Number of common shares issued														22,000,000	1,000	22,000,000	1,000	22,000,000
Purchase price allocation of real estate properties acquired
Number of properties	9	5	1		1	1	2	1	2	1	1	1	3
Square Feet	2,534,979	483,095	405,699		140,162	110,882	95,000	143,934	268,328	1,370,974	96,415	49,452	337,228
Purchase price	$ 260,657	$ 119,950	$ 85,500	[1]	$ 18,900	$ 12,200	$ 24,700	$ 19,400	$ 27,175	$ 72,782	$ 28,050	$ 6,300	$ 85,600						$ 10,000
Land	25,000	17,665	6,700		3,230	2,040	3,450	1,300	4,250	4,030	2,805	6,300	8,560
Buildings and Improvements	220,298	83,393	78,800		11,801	8,532	19,800	15,918	16,695	68,752	22,265		61,128
Acquired Real Estate Leases	17,507	18,892			3,869	2,292	2,934	2,182	6,230		2,980		15,912
Assumed Real Estate Lease Obligations	(217)					(217)
Premium on mortgage debt	(1,931)					(447)	(1,484)
Assumption of mortgage debt	$ 26,000					$ 7,500	$ 18,500

[1]	Purchase price includes the assumption of mortgage debt, if any, and excludes closing costs.